Condensed Consolidated Statement of Profit or Loss and Comprehensive Income - AUD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue from contracts with customers	$ 4,153,947	$ 2,051,016
Finance income	79,747	15,040
Other income	823,922	1,403,956
Changes in inventories	(6,527)	(257,677)
Raw materials	(2,141,158)	(871,202)
Commissions	(113,415)	(60,961)
Employee benefits expenses	(3,109,064)	(2,975,262)
Advertising and promotional expenses	(1,537,769)	(840,673)
Professional fees	(790,612)	(730,419)
Research and development expenses	(558,306)	(370,961)
Depreciation and amortisation	(330,187)	(281,304)
Impairment (expenses)/reversal	(280,725)	302
Other expenses	(1,782,292)	(958,983)
Finance costs	(15,872)	(4,243)
Loss from operations before income tax	(5,608,311)	(3,881,371)
Income tax credit	148,013
Loss for the period	(5,460,298)	(3,881,371)
Other comprehensive income Items that may be reclassified to profit or loss:
Exchange gains on translation of controlled foreign operations	15,497	7,078
Other comprehensive income for the period; net of tax	15,497	7,078
Total comprehensive loss for the period is attributable to: Owners of Genetic Technologies Limited	$ (5,444,801)	$ (3,874,293)
Loss per share for loss attributable to the ordinary equity holders of the Company:
Basic/diluted loss per share (cents per share)	$ (0.06)	$ (0.04)